ING Partners, Inc.

(“Registrant”)

ING Index Solution 2015 Portfolio

ING Index Solution 2025 Portfolio

ING Index Solution 2035 Portfolio

ING Index Solution 2045 Portfolio

ING Index Solution Income Portfolio

ING OpCap Balanced Value Portfolio

ING PIMCO Total Return Portfolio

Supplement dated August 8, 2008 to the Class T Prospectus
for ING Index Solution 2015 Portfolio, ING Index Solution 2025 Portfolio,
ING Index Solution 2035 Portfolio, ING Index Solution 2045 Portfolio and ING
Index Solution Income Portfolio, dated March 4, 2008 and

to the Registrant’s Initial (“I”) Class Prospectus and Service (“S”) Class and Adviser (“ADV”)
Class Prospectus, each dated April 28, 2008

ING Index Solution Portfolios

Effective June 1, 2008, the Class T Prospectus is revised as follows:

1.                                      The information in the table entitled “Class T Shares Annual Portfolio Operating Expenses” in the section entitled “Portfolio Fees and Expenses” on page 9 of the Prospects, is hereby deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) Fee and Shareholder Services fees(4)	Admin. Services Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(2)	Total Operating Expenses	Waivers Reimbursements and Recoupments(3)	Net Annual Operating Expenses
ING Index Solution Income	0.10%	0.75%	0.02%	—	0.43%	1.30%	(0.05)%	1.25%
ING Index Solution 2015	0.10%	0.75%	0.02%	—	0.43%	1.30%	(0.05)%	1.25%
ING Index Solution 2025	0.10%	0.75%	0.02%	—	0.42%	1.29%	(0.05)%	1.24%
ING Index Solution 2035	0.10%	0.75%	0.02%	—	0.43%	1.30%	(0.05)%	1.25%
ING Index Solution 2045	0.10%	0.75%	0.02%	—	0.43%	1.30%	(0.05)%	1.25%

2.                                      The table entitled “Class T Shares Annual Portfolio Operating Expenses” in the section entitled “Portfolio Fees and Expenses” on page 9 of the Prospectus is hereby amended to add the following footnote:

(4)                                 ING Funds Distributor, LLC, the Portfolio’s distributor, has contractually agreed to waive 0.05% of the distribution fee for Class T shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate 0.70%. Absent the waiver, the distribution and shareholder services fees would be 0.75% of average daily net assets. The expense waiver will continue through at least May 1, 2010. There is no guarantee the waiver will continue after this date.

3.                                      The information relating to the Portfolios in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 10 of the Prospectus is deleted and replaced with the following:

Portfolio (1)	1 Year	3 Years
ING Index Solution Income	$127	$407
ING Index Solution 2015	$127	$407
ING Index Solution 2025	$126	$404
ING Index Solution 2035	$127	$407
ING Index Solution 2045	$127	$407

(1) The examples reflect the expense limitation agreement/waivers for the one-year period and the first two years of three year period.

ING OpCap Balanced Value Portfolio

1.                                      Effective June 4, 2008, Matthew Greenwald is removed as Portfolio Manager of the Portfolio and Gerald E. Thunelius and Martin Fetherston are added as Portfolio Managers of the Portfolio.  The Prospectuses are hereby revised as follows:

The second paragraph of the section entitled “Management of the Portfolios - Sub-Advisers” in the sub-section entitled “ING OpCap Balanced Value Portfolio,” found on page 68 of the S Class and ADV Class Prospectus and page 66 of the I Class Prospectus, is hereby deleted and replaced with the following:

Colin Glinsman is the person primarily responsible for the day-to-day management of the Portfolio.  Mr. Glinsman has final decision-making authority over both the equity and fixed-income investments for the Portfolio.  Mr. Glinsman is a Managing Director and Chief Investment Officer of OpCap.

Gerald E. Thunelius, Senior Vice President, is a Director of Fixed Income Management for Oppenheimer Capital and a portfolio manager/analyst in the firm’s fixed income group and is responsible for proposing security recommendations for the fixed-income portion of the Portfolio.  Prior to joining the firm in December 2006, he was Chief Investment Officer of Gartmore Morley Financial from February 2006 through December 2006.  Prior to that, he was with the Dreyfus Corporation from 1989 through 2005, where he was the Director of Taxable Fixed Income from 1999 through 2005.

Martin Fetherston, Vice President, is a portfolio manager/analyst in Oppenheimer Capital’s fixed income group and is responsible for proposing security recommendations for the fixed-income portion of the Portfolio.  Prior to joining the firm in March 2007, he was a portfolio manager for First Investors Management Company managing the investment grade portfolios and corporate bonds since 2006.  From 2001 to 2005, he was a Senior Portfolio Manager at the Dreyfus Corporation.  Mr. Fetherston is CFA charter holder and a member of both the CFA Institute and the New York Society of Security Analysts.

2.                                      On July 31, 2008, the Board of Directors of ING Partners, Inc. approved a proposal to liquidate ING OpCap Balanced Value Portfolio.  The proposed liquidation is subject to shareholder approval.  If shareholder approval is obtained, it is expected that the liquidation will take place during the fourth quarter of 2008.  Shareholders will be notified if the liquidation is not approved.

ING PIMCO Total Return Portfolio

On July 31, 2008, the Board of Directors for ING Partners, Inc. approved a change in the principal investment strategies of the Portfolio.  Effective July 31, 2008 the Prospectuses are revised as follows:

1.                                      The following is added after the last sentence of the second paragraph of the section entitled “ING PIMCO Total Return Portfolio – Principal Investment Strategies” on page 27 of the S Class and ADV Class Prospectus and I Class Prospectus:

The Fund may also invest up to 10% of its total assets in preferred stocks.

2.                                      The following risk is added to the section entitled “ING PIMCO Total Return Portfolio - Principal Risks” on page 27 of the S Class and ADV Class Prospectus and I Class Prospectus:

Equity Risk

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ING PARTNERS, INC.

(“Registrant”)

ING Index Solution 2015 Portfolio

ING Index Solution 2025 Portfolio

ING Index Solution 2035 Portfolio

ING Index Solution 2045 Portfolio

ING Index Solution Income Portfolio

ING Solution Growth Portfolio

ING Solution Growth and Income Portfolio

ING Solution Income Portfolio

ING Solution 2015 Portfolio

ING Solution 2025 Portfolio

ING Solution 2035 Portfolio

ING Solution 2045 Portfolio

ING OpCap Balanced Value Portfolio

ING PIMCO Total Return Portfolio

Supplement dated August 8, 2008 to the Adviser (“ADV”) Class, Service (“S”) Class, Initial (“I”)
Class and Class T Statement of Additional Information (“SAI”)
for ING Index Solution 2015 Portfolio, ING Index Solution 2025 Portfolio,
ING Index Solution 2035 Portfolio, ING Index Solution 2045 Portfolio and ING
Index Solution Income Portfolio dated March 4, 2008 and

to the ADV Class, I Class, S Class and T Class SAI
for ING Solution Growth Portfolio, ING Solution Growth and Income Portfolio, ING Solution
Income Portfolio, ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035
Portfolio, ING Solution 2045 Portfolio dated April 28, 2008 and to the Registrant’s ADV Class, S Class, and I Class SAI
dated April 28, 2008

ING Index Solution Portfolios

Effective June 1, 2008 the table in the section entitled “Expense Limitation Agreements” on page 85 of the ADV Class, I Class, S Class and Class T SAI is hereby amended to delete the information for Class T shares and replace it with the following:

Portfolio	T Class
ING Index Solution Income Portfolio	0.82%
ING Index Solution 2015	0.82%
ING Index Solution 2025	0.82%
ING Index Solution 2035	0.82%
ING Index Solution 2045	0.82%

The first sentence of the last paragraph in the section entitled “Expense Limitation Agreements” on page 85 of the ADV Class, I Class, S Class and Class T SAI is deleted in its entirety and replaced with the following:

The expense limitation agreement provides that the expense limitation should continue until May 1, 2009 for ADV Class, Class S and Class I shares and until May 1, 2010 for Class T shares.

ING Solution Portfolios

The table in the section “Investment Committee – Investment Committee Member Ownership of Securities” on page 93 of the SAI is hereby deleted in its entirety and replaced with the following:

Investment Committee Member	Dollar Range of Portfolio Shares Owned
William A. Evans	$ 50,001 - $ 100,000
Michael J. Roland (1)	$100,001 - $ 500,000
Paul Zemsky	$ 50,001 - $ 100,000

(1) As of August 8, 2008.

ING OpCap Balanced Value Portfolio

1.                                      Effective June 4, 2008 Matthew Greenwald is removed as Portfolio Manager of the Portfolio and Gerald Thunelius and Martin Fetherson are as Portfolio Managers of the Portfolio.  The SAI is hereby revised as follows:

                                                Effective June 4, 2008 the following is added to the table in the section entitled “Other Information About Portfolio Managers - ING OpCap Balanced Value Portfolio - Other Accounts Managed” and in the section entitled “Other Information About Portfolio Managers – ING OpCap Balanced Value Portfolio - Ownership of Securities” on page 122 of the SAI:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts*	Total Assets	Number of Accounts*	Total Assets	Number of Accounts*	Total Assets
Gerald E. Thunelius(1)	3	$4,050,032,392	0	$0	56	$1,287,583,065
Martin Fetherston(1)	3	$4,050,032,392	0	$0	56	$1,287,583,065

*      None of these accounts have an advisory fee based on the performance of the account.

(1)  As of June 4, 2008

Portfolio Manager	Dollar Range of Fund Shares Owned

Gerald E. Thunelius(1)	None
Martin Fetherston(1)	None

(1)  As of June 4, 2008

2.                                      On July 31, 2008, the Board of Directors of ING Partners, Inc. approved a proposal to liquidate ING OpCap Balanced Value Portfolio.  The proposed liquidation is subject to shareholder approval.  If shareholder approval is obtained, it is expected that the liquidation will take place during the fourth quarter of 2008.  Shareholders will be notified if the liquidation is not approved.

ING PIMCO Total Return Portfolio

Effective April 1, 2008, the section entitled “Sub-Adviser - Sub-Advisory Fees – ING PIMCO Total Return” on page 144 of the ADV Class, Class I, Class S and Service 2 Class SAI is supplemented as follows:

Portfolio	Sub-Advisory Fee
ING PIMCO Total Return	0.25% on the first $1 billion of the PIMCO TR Portfolios’ average daily net assets; 0.225% on average daily net assets of the PIMCO TR Portfolios in excess of $1 billion(s).

Effective April 1, 2008, footnote five (5) to the table in the section entitled “Sub-Advisers-Sub-Advisory Fee - ING PIMCO Total Return Portfolio” on page 99 of the SAI is hereby deleted and replaced with the following:

(5)         The sub-advisory fee for ING PIMCO Total Return Portfolio is based on the aggregated assets of ING PIMCO Total Return Portfolio and ING PIMCO Core Bond Portfolio, a series of ING Investors Trust (together, the “PIMCO TR Portfolios”).  This sub-advisory fee rate applies when the aggregated net assets of all series in the ING Funds complex sub-advised by Pacific Investment Management Company, LLC (“PIMCO”) exceed $3 billion.  The fee rate payable to the Sub-Adviser when the aggregated assets of all series of the ING Funds complex s sub-advised by PIMCO are less than $3 billion is 0.25% on all assets.

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